GOODWILL - Roll forward - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in goodwill [abstract]
Balance at the beginning of the year	$ 2,248,217	$ 8,486,560
Impairment charge	(10,000)	(12,257)
Loss of control in subsidiary		(5,902,410)
Effect of movements in exchange rates	(35,995)	(323,676)
Balance at the end of the year	$ 2,202,222	$ 2,248,217